Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$104,193,906.69	0.2994078	$87,089,875.23	0.2502583	$17,104,031.47
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$297,033,906.69	0.2605926	$279,929,875.23	0.2455870	$17,104,031.47

Weighted Avg. Coupon (WAC)	3.24%		3.25%
Weighted Avg. Remaining Maturity (WARM)	30.43		29.52
Pool Receivables Balance	$324,304,308.63		$306,507,428.80
Remaining Number of Receivables	34,566		33,564

Adjusted Pool Balance	$314,260,711.04		$297,156,679.57

III. COLLECTIONS

Principal:
Principal Collections	$17,257,107.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$349,570.38
Total Principal Collections	$17,606,677.92

Interest:
Interest Collections	$894,222.37
Late Fees & Other Charges	$44,384.25
Interest on Repurchase Principal	$-
Total Interest Collections	$938,606.62

Collection Account Interest	$5,293.66
Reserve Account Interest	$930.43
Servicer Advances	$-

Total Collections	$18,551,508.63

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,551,508.63
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,551,508.63

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$270,253.59	$-	$270,253.59	$270,253.59
Collection Account Interest					$5,293.66
Late Fees & Other Charges					$44,384.25
Total due to Servicer					$319,931.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$68,594.32		$68,594.32
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$196,073.32		$196,073.32	$196,073.32

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$17,900,226.81

9. Regular Principal Distribution Amount:					$17,104,031.47

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$17,104,031.47
Class A-4 Notes		$-
Class A Notes Total:	$17,104,031.47	$17,104,031.47
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$17,104,031.47	$17,104,031.47

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			796,195.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,043,597.59
Beginning Period Amount	$10,043,597.59
Current Period Amortization	$692,848.36
Ending Period Required Amount	$9,350,749.23
Ending Period Amount	$9,350,749.23
Next Distribution Date Required Amount	$8,684,056.37

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.48%	5.80%	5.80%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.42%	33,035	97.59%	$299,126,315.65
30 - 60 Days	1.23%	413	1.89%	$5,778,128.58
61 - 90 Days	0.29%	96	0.43%	$1,302,663.04
91-120 Days	0.06%	20	0.10%	$300,321.53
121 + Days	0.00%	0	0.00%	$-
Total		33,564		$306,507,428.80

Delinquent Receivables 30+ Days Past Due
Current Period	1.58%	529	2.41%	$7,381,113.15
1st Preceding Collection Period	1.57%	542	2.36%	$7,655,524.57
2nd Preceding Collection Period	1.46%	522	2.22%	$7,619,692.07
3rd Preceding Collection Period	1.44%	531	2.19%	$7,951,044.63
Four-Month Average	1.51%		2.30%

Repossession in Current Period		35		$468,151.76
Repossession Inventory		64		$239,151.82

Current Charge-Offs
Gross Principal of Charge-Offs				$539,772.29
Recoveries				$(349,570.38)
Net Loss				$190,201.91

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.70%

Average Pool Balance for Current Period				$315,405,868.72

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.72%
1st Preceding Collection Period				0.49%
2nd Preceding Collection Period				1.23%
3rd Preceding Collection Period				0.43%
Four-Month Average				0.72%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	37	1,713	$27,111,715.54
Recoveries	43	1,527	$(15,117,921.57)
Net Loss			$11,993,793.97
Cumulative Net Loss as a % of Initial Pool Balance			1.00%

Net Loss for Receivables that have experienced a Net Loss *	32	1,435	$12,039,359.75
Average Net Loss for Receivables that have experienced a Net Loss			$8,389.80

Principal Balance of Extensions			$1,289,568.10
Number of Extensions			92

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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